Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Total Cash, Cash Equivalents, and Restricted Cash

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of March 31,
	2025	2024
Cash and cash equivalents	$76,508	$45,281
Restricted cash (1)	2,639	2,605
Cash, cash equivalents, and restricted cash	$79,147	$47,886
(1)	Restricted cash consists of collateral for a letter of credit issued as security for two of the Company’s leased facilities and to secure the Company’s corporate credit card program. The short-term or long-term classification is determined in accordance with the expiration of the underlying letter of credit and security.

The following table summarizes the period ending cash and cash equivalents as presented on the Consolidated Balance Sheets and the total cash, cash equivalents, and restricted cash as presented on the Consolidated Statements of Cash Flows (in thousands):

	As of December 31,
	2024	2023
Cash and cash equivalents	$56,709	$174,422
Restricted cash	2,610	2,604
Cash, cash equivalents, and restricted cash	$59,319	$177,026